Segment Information - Summary Of Capital Expenditures (Details) - USD ($) $ in Millions		3 Months Ended		12 Months Ended
		Jun. 30, 2024	Jun. 30, 2023	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022
Capital expenditures				$ 9.9	$ 6.5	$ 6.1
Motion Picture
Capital expenditures				0.0	0.0	0.0
Television Production
Capital expenditures				0.3	0.3	0.4
Corporate
Capital expenditures	[1]			9.6	6.2	5.7
Starz Business of Lions Gate Entertainment Corp
Capital expenditures		$ 4.9	$ 5.5	20.4	34.3	19.8
Starz Business of Lions Gate Entertainment Corp | Starz Networks
Capital expenditures				20.4	34.3	19.7
Starz Business of Lions Gate Entertainment Corp | International
Capital expenditures				$ 0.0	$ 0.0	$ 0.1

[1]	Represents unallocated capital expenditures primarily related to the Company’s corporate headquarters.